Other assets - Components of Other Assets (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Corporate/bank-owned life insurance		$ 5,359	$ 5,301
Accounts receivable		4,178	3,619
Software		2,096	1,884
Prepaid pension assets		1,946	1,556
Fails to deliver		1,561	1,371
Qualified affordable housing project investments		1,153	1,145
Renewable energy investments		1,027	1,206
Equity method investments		939	921
Income taxes receivable		538	599
Prepaid expense		476	477
Federal Reserve Bank stock		472	479
Assets of consolidated investment management funds		462	487
Other equity investments		449	290
Seed capital		357	365
Fair value of hedging derivatives		206	19
Other		1,190	1,236
Total other assets	[1]	22,409	20,955
Federal Home Loan Bank stock, at cost		$ 7	$ 7

[1]	In 2021, we reclassified the assets and liabilities of consolidated investment management funds, at fair value, to other assets and other liabilities, respectively. See Note 2 of the Notes to Consolidated Financial Statements for additional information.